ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 15,536	$ 15,355	$ 117,547
Other current assets	41,057	59,825
Total current assets	66,365	98,592
TOTAL ASSETS	129,816	225,002
Current liabilities
Accrued expenses and other current liabilities	9,758	12,236
Total liabilities	115,417	101,323
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2017 and 2018; 127,662,057 shares and 127,697,055 shares issued as of December 31, 2017 and 2018; 125,629,779 shares and 125,664,777 shares outstanding as of December 31, 2017 and 2018, respectively)	128	128
Additional paid-in capital	284,726	286,739
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2017 and 2018, respectively)	(2,351)	(2,351)
Accumulated deficits	(262,415)	(172,318)
Accumulated other comprehensive (loss) income	31,311	35,451
Total equity	14,399	123,679	266,597	$ 397,633
TOTAL LIABILITIES AND EQUITY	129,816	225,002
Parent Company [Member]
Current assets
Cash and cash equivalents	5	89	139	332
Amount due from subsidiaries	51,226	145,850
Other current assets	1,895	1,919
Total current assets	53,126	147,858
TOTAL ASSETS	53,126	147,858
Current liabilities
Accrued expenses and other current liabilities	1,727	209
Total liabilities	1,727	209
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2017 and 2018; 127,662,057 shares and 127,697,055 shares issued as of December 31, 2017 and 2018; 125,629,779 shares and 125,664,777 shares outstanding as of December 31, 2017 and 2018, respectively)	128	128
Additional paid-in capital	284,726	286,739
Treasury stock (2,032,278 and 2,032,278 shares as of December 31, 2017 and 2018, respectively)	(2,351)	(2,351)
Accumulated deficits	(262,415)	(172,318)
Accumulated other comprehensive (loss) income	31,311	35,451
Total equity	51,399	147,649	$ 268,737	$ 386,568
TOTAL LIABILITIES AND EQUITY	$ 53,126	$ 147,858